Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended	12 Months Ended
	May 01, 2024	Oct. 29, 2021	May 01, 2020	Mar. 15, 2018	Dec. 11, 2017	Oct. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
C000218707
Account Value [Line Items]
Line Graph and Table Measure Name							PFG American Funds Conservative Income Strategy Fund
Account Value			$ 10,000			$ 10,528	$ 10,528						$ 9,476	$ 9,520	$ 10,711	$ 10,090
C000218708
Account Value [Line Items]
Line Graph and Table Measure Name							PFG American Funds Growth Strategy Fund
Account Value			10,000			16,469	$ 16,469						12,198	11,198	15,858	11,460
C000192501
Account Value [Line Items]
Line Graph and Table Measure Name							PFG BNY Mellon Diversifier Strategy Fund
Account Value					$ 10,000	10,980	$ 10,980						9,824	10,010	11,355	10,389	$ 10,154	$ 9,489
C000218709
Account Value [Line Items]
Line Graph and Table Measure Name							PFG BR Target Allocation Equity Strategy Fund
Account Value			10,000			16,736	$ 16,736						12,760	11,703	15,166	11,180
C000230899
Account Value [Line Items]
Line Graph and Table Measure Name							PFG Fidelity Institutional AM Core Plus Bond Strategy Fund
Account Value		$ 10,000				9,077	$ 9,077						8,228	8,340	10,000
C000218710
Account Value [Line Items]
Line Graph and Table Measure Name							PFG Fidelity Institutional AM Equity Index Strategy Fund
Account Value			10,000			17,271	$ 17,271						13,257	12,409	15,394	11,280
C000218711
Account Value [Line Items]
Line Graph and Table Measure Name							PFG Fidelity Institutional AM Equity Sector Strategy Fund
Account Value			10,000			$ 18,731	$ 18,731						14,335	13,829	14,910	10,510
C000248139
Account Value [Line Items]
Line Graph and Table Measure Name						PFG Global Equity Index Strategy Fund
Account Value	$ 10,000					$ 10,770	$ 10,770	$ 11,020	$ 10,790	$ 10,570	$ 10,370	$ 10,240
C000230900
Account Value [Line Items]
Line Graph and Table Measure Name							PFG Invesco Equity Factor Rotation Strategy Fund
Account Value		10,000				9,076	$ 9,076						7,152	7,122	10,000
C000230901
Account Value [Line Items]
Line Graph and Table Measure Name							PFG Janus Henderson Balanced Strategy Fund
Account Value		$ 10,000				10,386	$ 10,386						8,444	8,181	10,000
C000192505
Account Value [Line Items]
Line Graph and Table Measure Name							PFG JP Morgan Tactical Aggressive Strategy Fund
Account Value					10,000	16,347	$ 16,347						12,526	11,619	14,255	10,412	10,443	9,650
C000192506
Account Value [Line Items]
Line Graph and Table Measure Name							PFG JP Morgan Tactical Moderate Strategy Fund
Account Value				$ 10,000		13,229	$ 13,229						10,745	10,377	12,516	10,211	10,225	9,460
C000192508
Account Value [Line Items]
Line Graph and Table Measure Name							PFG Meeder Tactical Strategy Fund
Account Value					10,000	13,282	$ 13,282						10,553	10,319	11,953	9,765	10,111	9,673
C000192513
Account Value [Line Items]
Line Graph and Table Measure Name							PFG MFS Aggressive Growth Strategy Fund
Account Value					10,000	16,043	$ 16,043						12,773	12,197	15,188	11,249	11,054	9,768
C000192503
Account Value [Line Items]
Line Graph and Table Measure Name							PFG PIMCO Active Core Bond Strategy Fund
Account Value					$ 10,000	10,035	$ 10,035						9,161	9,071	10,778	10,714	10,363	9,728
C000218712
Account Value [Line Items]
Line Graph and Table Measure Name							PFG Tactical Income Strategy Fund
Account Value			$ 10,000			$ 12,064	$ 12,064						10,327	10,061	11,899	10,280
C000248140
Account Value [Line Items]
Line Graph and Table Measure Name						PFG US Equity Index Strategy Fund
Account Value	$ 10,000					$ 11,150	11,150	11,260	11,040	10,820	10,670	10,380
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Conservative Target Risk Index
Account Value			$ 10,000			11,000	11,000						9,643	9,452	11,232	10,504
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Target Risk Index
Account Value			$ 10,000			17,812	17,812						13,749	12,822	15,732	11,527
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value					$ 10,000	10,784	10,784						9,755	9,720	11,528	11,584	10,909	9,783
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Target Risk Index
Account Value			$ 10,000			17,812	17,812						13,749	12,822	15,732	11,527
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000				9,354	9,354						8,462	8,432	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Target Risk Index
Account Value			$ 10,000			17,812	17,812						13,749	12,822	15,732	11,527
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Target Risk Index
Account Value			$ 10,000			17,812	17,812						13,749	12,822	15,732	11,527
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 10,000					10,957	10,957	11,230	10,973	10,696	10,416	10,333
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Aggressive Target Risk Index
Account Value		$ 10,000				11,322	11,322						8,740	8,150	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Target Risk Index
Account Value		$ 10,000				10,575	10,575						8,642	8,250	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Aggressive Target Risk Index
Account Value					$ 10,000	17,417	17,417						13,445	12,538	15,384	11,272	11,111	9,827
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Moderate Target Risk Index
Account Value				$ 10,000		14,666	14,666						11,985	11,442	13,868	11,370	10,878	9,674
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Moderate Target Risk Index
Account Value					$ 10,000	14,906	14,906						12,181	11,629	14,095	11,555	11,056	9,832
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Aggressive Target Risk Index
Account Value					$ 10,000	17,417	17,417						13,445	12,538	15,384	11,272	11,111	9,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value					$ 10,000	10,784	10,784						9,755	9,720	11,528	11,584	10,909	9,783
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Moderately Conservative Target Risk Index
Account Value			$ 10,000			12,653	12,653						10,696	10,311	12,330	10,781
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 10,000					10,957	10,957	$ 11,230	$ 10,973	$ 10,696	$ 10,416	$ 10,333
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Aggressive Target Risk Index
Account Value				$ 10,000		$ 15,903	$ 15,903						$ 12,573	$ 11,844	$ 14,479	$ 11,143	$ 10,803	$ 9,558